BALANCE SHEETS - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 38,669	$ 35,414	$ 102,599
Prepaid Expenses	15,776	9,166	9,450
Loan origination costs		21,951	3,473
Total current assets	54,445	66,531	115,522
Property and equipment, net	6,685	3,647	5,109
Total assets	61,130	70,178	120,631
Current liabilities:
Accounts Payable	83,422	188,265	147,491
Accounts payable, related parties	50,545	54,668	25,299
Accrued interest	15,554	7,792	721
Accrued interest, related parties	1,770	1,170
Convertible notes payable, net of discounts of $385,642, $223,394 and $71,621 at March 31, 2016, December 31, 2015 and 2014, respectively	178,368	64,606	14,879
Notes payable, related parties	30,000	30,000
Total current liabilities	359,659	346,501	188,390
Total liabilities	359,659	346,501	188,390
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 2,000,000 and no shares issued and outstanding at March 31, 2016 and December 31, 2015 and 2014, respectively	2,000
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 95,179,908, 82,331,062 and 21,757,175 shares issued and outstanding at March 31, 2016, December 31, 2015 and 2014, respectively	952	823	218
Additional paid in capital	10,891,465	10,500,651	8,127,649
Accumulated deficit	(11,192,946)	(10,777,797)	(8,195,626)
Total stockholders' equity (deficit)	(298,529)	(276,323)	(67,759)
Total liabilities and stockholders' equity (deficit)	$ 61,130	$ 70,178	$ 120,631